Schedule of investments
Macquarie Systematic Emerging Markets Equity Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.57%♦
Communication Services — 11.06%
Bharti Airtel	328,975	$ 6,101,007
China United Network Communications Class A	1,392,900	1,013,296
Kuaishou Technology 144A #, †	246,800	1,313,974
NetEase	900,600	16,048,494
Sitios Latinoamerica †	1	0
SK Telecom	125,003	4,684,128
Tencent Holdings	698,720	37,515,047
Tencent Music Entertainment Group ADR	128,377	1,457,079
Turkcell Iletisim Hizmetleri	2,263,001	5,937,167
		74,070,192
Consumer Discretionary — 13.72%
Alibaba Group Holding	1,332,900	14,141,356
Bajaj Auto	37,201	3,823,179
Geely Automobile Holdings	2,850,000	5,438,252
Hero MotoCorp	283,209	13,763,203
Hyundai Motor	33,653	4,777,743
JD.com Class A	382,161	6,691,932
Kia	219,813	14,874,650
Maruti Suzuki India	23,106	2,930,536
Meituan Class B 144A #, †	611,412	11,942,240
Naspers Class N	20,406	4,512,617
PDD Holdings ADR †	43,509	4,219,938
Pop Mart International Group 144A	151,200	1,745,293
Tata Motors	159,222	1,376,510
Vipshop Holdings ADR	119,041	1,603,482
		91,840,931
Consumer Staples — 4.18%
Ambev	3,131,497	5,950,901
BIM Birlesik Magazalar	342,186	5,112,740
Fix Price Group GDR 144A #, =, †	1,489,220	0
Hindustan Unilever	101,548	2,759,918
ITC	367,165	2,074,192
JBS	257,051	1,510,388
Kweichow Moutai Class A	1	209
Wal-Mart de Mexico	3,120,969	8,214,416
Wuliangye Yibin Class A	122,161	2,343,724
		27,966,488
Energy — 6.59%
Alamtri Resources Indonesia	14,431,500	2,173,190
China Petroleum and Chemical Class H	3,856,000	2,209,344
China Shenhua Energy Class A	479,592	2,856,822
China Shenhua Energy Class H	1,373,000	5,939,858
Coal India	2,520,034	11,307,425
LUKOIL PJSC =	276,569	0
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Energy (continued)
Oil and Natural Gas	965,171	$ 2,697,197
PetroChina Class H	5,788,000	4,553,402
Petroleo Brasileiro	318,171	2,029,690
Reliance Industries	275,326	3,908,776
Shaanxi Coal Industry Class A	1,611,000	5,133,659
Turkiye Petrol Rafinerileri	330,361	1,325,311
		44,134,674
Financials — 21.03%
Agricultural Bank of China Class A	7,494,900	5,483,134
Axis Bank	329,938	4,103,137
Banco do Brasil	1,058,408	4,140,878
Bank Central Asia	26,697,700	16,048,478
Bank Mandiri Persero	7,118,200	2,505,632
Bank of China Class A	6,168,879	4,656,714
Bank of China Class H	32,497,000	16,611,163
Bank Rakyat Indonesia Persero	24,128,100	6,091,106
China Construction Bank Class A	3,020,500	3,637,387
China Construction Bank Class H	14,375,000	11,993,588
FirstRand	2,648,052	10,658,861
Grupo Financiero Banorte Class O	648,300	4,177,526
HDFC Bank	90,931	1,882,957
ICICI Bank	1,946,254	29,135,699
Industrial and Commercial Bank of China Class H	12,798,000	8,585,114
KB Financial Group	78,074	4,396,422
Powszechna Kasa Oszczednosci Bank Polski	387,173	5,604,963
Saudi National Bank	120,000	1,066,695
Sberbank of Russia PJSC =	4,129,544	0
		140,779,454
Healthcare — 1.08%
Dong-E-E-Jiao Class A	86,800	745,843
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,172,963
Sun Pharmaceutical Industries	196,396	4,327,244
		7,246,050
Industrials — 7.25%
Bharat Electronics	1,243,727	4,258,645
COSCO SHIPPING Holdings Class A	515,300	1,094,243
Eva Airways	4,257,000	5,758,757
Evergreen Marine Taiwan	503,200	3,453,461
HD Korea Shipbuilding & Offshore Engineering †	33,074	5,086,436
Hindustan Aeronautics	54,863	2,677,570
KOC Holding	1,072,958	5,417,647
NQ- IV9630 [1224] 0225 (4220687)    1

Schedule of investments
Macquarie Systematic Emerging Markets Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Weichai Power Class A	3,720,194	$ 6,982,451
Yang Ming Marine Transport	3,557,000	8,213,177
Yutong Bus Class A	1,555,800	5,622,770
		48,565,157
Information Technology — 30.62%
Accton Technology	155,000	3,654,624
HCL Technologies	322,033	7,212,230
Hon Hai Precision Industry	1,940,000	10,888,072
Infosys	813,976	17,874,172
Lenovo Group	516,000	669,694
MediaTek	362,879	15,662,090
Novatek Microelectronics	458,000	7,012,948
Quanta Computer	178,000	1,558,236
Realtek Semiconductor	669,000	11,590,599
Samsung Electronics	674,391	24,066,865
SK Hynix	22,979	2,633,171
Taiwan Semiconductor Manufacturing	2,366,404	77,594,116
Tata Consultancy Services	391,009	18,701,478
Wiwynn	73,000	5,833,855
		204,952,150
Materials — 1.84%
Huaibei Mining Holdings Class A	451,300	869,924
Jiangxi Copper Class A	1,227,800	3,471,835
Shandong Nanshan Aluminum Class A	5,799,100	3,106,412
Tata Steel	1,332,556	2,148,713
Vale	204,603	1,806,631
Zhongjin Gold Class A	539,100	888,498
		12,292,013
Utilities — 0.20%
Cia de Saneamento Basico do Estado de Sao Paulo	94,211	1,349,608
		1,349,608
Total Common Stocks (cost $520,630,508)		653,196,717

Preferred Stock — 1.83%
Energy — 1.83%
Petroleo Brasileiro 16.71% ω	2,088,474	12,234,333
Total Preferred Stock (cost $10,463,934)		12,234,333

	Number of shares	Value (US $)

Short-Term Investments — 1.26%
Money Market Mutual Funds — 1.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	2,103,102	$ 2,103,102
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	2,103,102	2,103,102
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	2,103,102	2,103,102
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	2,103,103	2,103,103
Total Short-Term Investments (cost $8,412,409)		8,412,409

Total Value of Securities—100.66% (cost $539,506,851)		673,843,459
Liabilities Net of Receivables and Other Assets—(0.66%)		(4,385,888)
Net Assets Applicable to 35,305,243 Shares Outstanding—100.00%		$669,457,571
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $13,256,214, which represents 1.98% of the Fund’s net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company

2    NQ- IV9630 [1224] 0225 (4220687)